CERTIFICATION OF
                    STRONG INTERNATIONAL EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                        STRONG INTERNATIONAL STOCK FUND
                       STRONG FOREIGN MAJORMARKETSSM FUND
                              STRONG OVERSEAS FUND


STRONG INTERNATIONAL EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong International Stock, Foreign MajorMarketsSM and Overseas Funds' Prospectus and Statement of Additional Information each dated March 1, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 14 (File No. 33-45108; 811-6524), which was filed with the Securities and Exchange Commission on February 22, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong International Stock, Foreign MajorMarketsSM and Overseas Funds' Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                         STRONG INTERNATIONAL EQUITY FUNDS, INC.



                                /S/ JOHN S. WEITZER
                         By:    John S. Weitzer
                         Title: Vice President



Dated: March 3, 2000